Subsequent event (Details Narrative) - Nonadjusting Event [Member] - Share Purchase Agreement [Member] ₨ in Thousands	Jun. 19, 2024 INR (₨)
Snow Leopard Adventures Private Limited [Member]
IfrsStatementLineItems [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents	₨ 9,805
Adventure And Nature Network Pvt Ltd [Member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired	49.00%